Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 37,908	$ 53,519	$ 1,278
Accounts receivable, net	607,609	273,031	49,522
Inventory	35,003	33,523	51,618
Prepaid license fees	50,000	50,000
Prepaid expenses	36,742	3,076
Total current assets	767,262	413,149	102,418
Property and equipment, net	19,809	22,814	15,309
Other assets
Capitalized research and development costs, net	4,637	9,273	92,613
Intangible assets, net	701,250	739,500
Goodwill	742,107	742,107
Prepaid license fees	125,000	137,500
Escrow deposits	3,462	3,462	25,000
Security deposits	21,038	4,521	4,521
Total other assets	1,597,494	1,636,363	122,134
Total assets	2,384,565	2,072,326	239,861
Current liabilities
Bank overdraft	11,721	16,675
Loans payable	542,596	711,882	793,327
Loans payable - related party	623,742	630,298	695,230
Accounts payable and accrued expenses	783,761	721,010	813,411
Accrued payroll and related liabilities	1,707,254	1,717,582	1,663,700
Total current liabilities	3,669,074	3,797,447	3,965,668
Loans payable, non-current	4,974
Total liabilities	3,674,048	3,797,447	3,965,668
Commitments and contingencies
Contingent acquisition liabilities	1,104,973	1,104,973
Stockholders' deficit
Preferred stock, $0.002 par value, 20,000,000 shares authorized, 10,513,813 and no shares issued and outstanding at December 31, 2011 and 2010, respectively, 13,859,845 shares issued and outstanding at March 31, 2012	13,860	21,028
Common stock, $0.001 par value, 480,000,000 and 200,000,000 shares authorized, 289,895,481 and 110,953,778 shares issued and outstanding at December 31, 2011 and 2010, respectively, 558,549,281 shares issued and outstanding at March 31, 2012	558,549	289,895	110,954
Additional paid-in capital	11,109,110	10,180,384	7,176,106
Accumulated deficit	(13,802,580)	(13,062,595)	(10,781,919)
Total East Coast Diversified stockholders' deficit	(2,121,061)	(2,571,288)	(3,494,859)
Noncontrolling interest	(273,395)	(258,806)	(230,948)
Total stockholders' deficit	(2,394,456)	(2,830,094)	(3,725,807)
Total liabilities and stockholders' deficit	$ 2,384,565	$ 2,072,326	$ 239,861